Major Vendor	12 Months Ended
Dec. 31, 2018
Major Customer\Vendor [Abstract]
Major Vendor

NOTE 11 - Major Vendor

The Company has one major vendor, which represents 10% or more of the total purchases of the Company for the period. Purchases from and account payable to the vendor for the nine-month period and the year ended and as of December 31, 2018 were $1,650,000.